Going Concern (Details Narrative) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ (1,162,506)	$ (787,557)	$ (5,861,821)	$ (2,652,626)
Accumulated deficit	$ (17,070,206)		$ (16,063,780)	$ (10,040,367)